Net loss per share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator
Net loss	$ (42,059)	$ (37,062)	$ (33,173)	$ (33,266)	$ (79,120)	$ (66,440)
Net loss attributable to ordinary shareholders - basic	(42,059)		(33,173)		(79,120)	(66,440)
Net loss attributable to ordinary shareholders - diluted	$ (42,059)		$ (33,173)		$ (79,120)	$ (66,440)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	90,931,964		70,832,077		90,923,119	66,663,003
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	90,931,964		70,832,077		90,923,119	66,663,003
Earnings Per Share
Net loss per share - basic (in usd per share)	$ (0.46)		$ (0.47)		$ (0.87)	$ (1.00)
Net loss per share - diluted (in usd per share)	$ (0.46)		$ (0.47)		$ (0.87)	$ (1.00)